Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Estimated Future Amortization Expense [Abstract]
2025	$ 15,033
2026	15,033
2027	15,033
2028	15,033
2029	15,033
Thereafter	464,762
Intangible assets, net	$ 539,925	$ 547,354